ALLIANCE ALL-ASIA INVESTMENT FUND

ANNUAL REPORT
OCTOBER 31, 1996




LETTER TO SHAREHOLDERS                  ALLIANCE ALL-ASIA INVESTMENT FUND, INC.
_______________________________________________________________________________

December 17, 1996

Dear Shareholder:

We are pleased to provide the annual report to shareholders of the Alliance All-Asia Investment Fund for the 12 months ended October 31, 1996. Since the beginning of the fiscal year in November of 1995, the Asian-Pacific markets have risen about 3.5%, though the most recent six-month period has seen a decline of over 12%.

INVESTMENT RESULTS
In the table below, the Fund's performance is shown. For comparison, the performance of the overall stock markets of the Far East, represented by the unmanaged Morgan Stanley Pacific Index, is shown, along with performance for the Lipper Pacific Region Funds Average. The Lipper peer group average reflects performance of 38 funds with investment objectives similar to that of the All-Asia Investment Fund. As you can see in the chart below, your Fund outperformed the Morgan Stanley index for the six- and twelve-month periods ended October 31. The Fund also outperformed its Lipper peer group average for the fiscal year.


                                        TOTAL RETURNS FOR THE
                                    PERIODS ENDED OCTOBER 31, 1996
                                       6 MONTHS       12 MONTHS
                                    --------------  --------------
ALLIANCE ALL-ASIA INVESTMENT FUND
  Class A                                -9.43%          6.43%
  Class B                                -9.77           5.49
  Class C                                -9.76           5.59

MORGAN STANLEY PACIFIC INDEX            -12.40           3.51
LIPPER PACIFIC REGION FUNDS AVERAGE      -7.38           5.10


THE MORGAN STANLEY INDEX IS UNMANAGED.


The Fund's total returns are based on the net asset values of each class of shares as of October 31. Additional investment results appear on page 3.

During the fiscal year, Fund performance benefited from stock selection in several markets, including Malaysia, Thailand, India, and Hong Kong, as well as from an overweight position in Malaysia. Despite superior stock selection, overweight positions in South Korea and Thailand detracted from performance, as those markets saw significant downturns in the past few months.

TIME TO BUILD ASIAN EXPOSURE
Valuations in the U.S. stock market have risen significantly relative to those in Asia, despite declines in Asian interest rates. At this point in time, with the possible exception of Hong Kong equities, we are seeing one of the biggest divergences between U.S. and Asian price-earnings multiples in recent memory.

The Fund continues to present an outstanding investment opportunity for investors wishing to switch out of the U.S. stock market into Asian equities. The Fund has maintained relatively low exposure to those markets that are highly correlated to the U.S. stock market, such as Hong Kong, and holds overweight positions in markets with historically low correlation to the U.S. market, such as South Korea and India.

In the 12 months ended October 31, Malaysia and Hong Kong were each up about 28% in U.S. dollar terms, while Korea and Thailand were both down approximately the same amount. Much of the decline in the Korean and Thai markets came in the second half of the fiscal year, brought about largely by political uncertainty in Thailand and a worsening current account situation in Korea. The Japanese stock market was up only 1% in U.S. dollar terms during the period, as was the Indonesian market. Australian and New Zealand equities performed well, up 18% and 16%, respectively.

We expect the dollar to weaken versus the Japanese yen in the next few months as U.S. domestic demand picks up while the Japanese economy continues with very low growth. We also expect Japanese trade numbers to show positive year-on-year growth by the second quarter of 1997, strengthening our case for a stronger Japanese yen.


1



                                        ALLIANCE ALL-ASIA INVESTMENT FUND, INC.
_______________________________________________________________________________

EXPORT GROWTH TO PICK UP
Any rise in U.S. growth during 1997 should translate into better performance throughout Asia. The rise in Asian exports, combined with declining imports as private fixed investment slows from historically high levels, should result in an improvement in the current account balances of countries such as Korea and Thailand. In the context of a world where growth rates are generally anemic, Asia, excluding Japan, continues to stand out as a star performer, with growth rates in excess of 7% on average. At the same time, the monetary picture is relatively positive. Asian currencies are not overvalued and investment inflows are strong. We see rates coming down in virtually all markets, with the possible exceptions of Hong Kong and Japan.

Recent economic data from Japan has been disappointing. Adding to weak consumer consumption, a recent food poisoning epidemic has constrained consumption of even basic items such as fresh meat and fish. Consumer durables, however, appear to be resilient and capital expenditures remain strong. We believe the housing market should see attractive growth as purchasers attempt to beat the consumption tax increase slated for April 1997. While monetary policy is likely to remain loose for the next six months, fiscal policy tightening could cause the weak recovery to become even more sluggish.

PORTFOLIO STRATEGY
We continue to adhere to a research-intensive stock selection philosophy, seeking growth stocks with what we consider to be reasonable valuations. We expect strong earnings momentum for a number of our holdings in communication, consumer, and financial stocks over the next year. Many of these companies have growth rates that are higher than those of their local economies, as well as growth rates of their counterparts in other regions of the world.

Country weightings are an outcome of the stock selection process; we seek to identify superior companies at attractive valuations rather than maintain specified country weightings. Our search for such companies has led to substantial portfolio holdings in Malaysia, the Philippines, Thailand, India, Indonesia, and South Korea. Conversely, only a small portion of the portfolio's assets are invested in Hong Kong, as we believe few Hong Kong stocks are attractively valued at this time. The portfolio has a relatively small stake in Japanese equities, as growth prospects outside of the technology sector are not encouraging. We are adding to some of our positions in India and Indonesia given price weaknesses in some stocks that we favor. In Malaysia, we are trimming our exposure to the gaming sector, following strong performance in these holdings in the past few months.

We are optimistic that 1997 will be a good year for Asian equities. As noted earlier, valuations for Asian stocks are at quite attractive levels compared to valuations in the U.S. market. Inflation levels are stable, and interest rates are likely to fall in a number of Asian countries. At the same time, growth rates are strong throughout the region, with the exception of Japan. We see the current period of market uncertainty as an opportunity to add to portfolio holdings at attractive prices.

As always, we thank you for your continued interest and investment in the Alliance All-Asia Investment Fund. We look forward to reporting its progress to you again in the new year.

Sincerely,

John D. Carifa
Chairman and President

A. Rama Krishna
Senior Vice President


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


2



INVESTMENT OBJECTIVE AND POLICIES       ALLIANCE ALL-ASIA INVESTMENT FUND, INC.
_______________________________________________________________________________

Alliance All-Asia Investment Fund seeks long-term capital appreciation. The Fund invests principally in a non-diversified portfolio of equity securities issued by companies based in Asia and the Pacific region.



INVESTMENT RESULTS
_______________________________________________________________________________

AVERAGE ANNUAL TOTAL RETURN AS OF OCTOBER 31, 1996

CLASS A SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
 . One Year                    +6.43%         +1.94%
 . Since Inception*            +5.66%         +3.33%

CLASS B SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
 . One Year                    +5.49%         +1.49%
 . Since Inception*            +4.97%         +3.48%

CLASS C SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
 . One Year                    +5.59%         +4.59%
 . Since Inception*            +5.02%         +5.02%


The total returns reflect reinvestment of dividends and/or capital gains distributions in additional shares--with and without the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4) and Class C (1% year 1). Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*    Inception:11/28/94


3



                                        ALLIANCE ALL-ASIA INVESTMENT FUND, INC.
_______________________________________________________________________________

ALLIANCE ALL-ASIA INVESTMENT FUND
$10,000 INVESTMENT OVER LIFE OF FUND:
11/28/94 TO 10/31/96

$11,500
$11,000
$10,500
$10,000
$9,500
$9,000

ALLIANCE ALL-ASIA
CLASS A: $10,653

LIPPER PACIFIC REGION
FUNDS AVERAGE
$10,307

MSCI PACIFIC INDEX
$9,751

11/28/94                10/31/96


This chart illustrates the total value of a hypothetical $10,000 investment in Class A shares. The chart reflects the deduction of the maximum 4.25% sales charge from an initial $10,000 investment and assumes the reinvestment of dividends and capital gains. Performance for Class B and C shares will vary from the results shown above due to differences in expenses charged to those classes. Results should not be considered representative of future gains or losses.

Both the Morgan Stanley Pacific Index and the Lipper Pacific Region Funds Average are unmanaged. The broad-based Morgan Stanley Index is a common measure of overall stock market activity in the Far East. The Lipper average reflects performance of 38 funds with investment objectives that are generally similar to that of the Alliance All-Asia Investment Fund.

When comparing Alliance All-Asia Investment Fund to the indices shown above, remember that sales charges and expenses are not reflected in the performance of the MSCIPacific Index and sales charges are not reflected in the Lipper average.


Alliance All-Asia
MSCI Pacific Index
Lipper Pacific Region Funds Average


4



TEN LARGEST HOLDINGS
OCTOBER 31, 1996                        ALLIANCE ALL-ASIA INVESTMENT FUND, INC.
_______________________________________________________________________________

                                                                     PERCENT OF
COMPANY                                                U.S.$ VALUE   NET ASSETS
-------------------------------------------------------------------------------
Korea Mobile Telecom Corp. (ADR)--Provides mobile
  telecommunications and radio paging services         $ 2,175,000      5.4%

PT HM Sampoerna--Multi-Industry Indonesian company       2,035,526      5.1

Korea Electric Power (ADR)--Generates and supplies
  electric power to industrial and residential
  customers                                              1,818,000      4.5

Berjaya Sports Toto--Provides management services
  and has operations in investment holdings,
  property development and computer services             1,470,216      3.7

Magnum Corp. Berhad--Provides finance, printing
  and resort management services.                        1,425,434      3.5

Resorts World Berhad--Operates a tourist resort
  at Genting Highlands                                   1,423,313      3.5

The Thai Farmers Bank, Ltd.--Provides commercial
  banking services in Thailand and overseas              1,355,462      3.4

Total Access Communication, Plc.--Provides
  cellular mobile telecommunications services.           1,262,700      3.1

Bangkok Bank Co., Ltd.--Provides commercial
  banking services in Thailand and overseas              1,226,907      3.0

PT Indosat--Provides international
  telecommunication services                             1,053,278      2.6
                                                       $15,245,836     37.8%



INDUSTRY DIVERSIFICATION
OCTOBER 31, 1996
_______________________________________________________________________________

                                           U.S. $ VALUE   PERCENT OF NET ASSETS
-------------------------------------------------------------------------------
Aerospace & Defense                         $    36,913              0.1%
Banking                                       7,318,609             18.1
Basic Industries                              1,244,133              3.1
Capital Goods                                   608,323              1.5
Consumer Manufacturing                        1,710,695              4.3
Consumer Services                             7,302,837             18.1
Consumer Staples                              2,933,540              7.3
Energy                                           62,032              0.1
Finance                                       3,776,932              9.4
Healthcare                                      357,690              0.9
Multi-Industry                                3,097,692              7.7
Technology                                    1,656,309              4.1
Transportation                                  420,085              1.0
Utilities                                     9,538,933             23.7
Total Investments                            40,064,723             99.4
Cash and receivables, net of liabilities        258,136              0.6
Net Assets                                  $40,322,859            100.0%


5



PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1996                        ALLIANCE ALL-ASIA INVESTMENT FUND, INC.
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
COMMON STOCKS-99.1%
AUSTRALIA-4.2%
Coca-Cola Amatil, Ltd.                           13,352      $   183,577
Goldfields, Ltd.                                  4,176            8,538
Qantas Airways, Ltd.                            116,382          169,698
Tab Corp Holdings, Ltd.                          59,750          281,726
WMC, Ltd.                                        62,458          392,494
Woolworths, Ltd.                                276,236          637,009
                                                             ------------
                                                               1,673,042

HONG KONG-13.8%
Asia Satellite Telecom (a)                      179,000          474,574
Dao Heng Bank Group, Ltd.                       182,000          800,290
First Pacific Co.                               522,355          722,847
Guangshen Railway (ADR) (a)                      15,000          279,375
Guoco Group, Ltd.                                56,000          296,216
HSBC Holdings, Plc.                              32,200          655,894
Hutchison Whampoa, Ltd.                          58,000          405,059
Hysan Development Co., Ltd.                      99,000          317,529
New World Infrastructure (a)                         16               40
Sun Hung Kai Properties, Ltd.                    41,000          466,620
Swire Pacific, Ltd. Cl. A                        38,000          336,644
Television Broadcasting, Ltd.                   125,000          438,911
Wharf Holdings, Ltd.                             93,000          383,681
                                                             ------------
                                                               5,577,680

INDIA-5.1%
Bajaj Auto, Ltd. (GDR)                           24,000          768,000
Industrial Credit & Inv. (GDR) (b)               52,000          455,000
State Bank Of India (GDR) (a) (b)                42,000          634,200
Steel Authority Of India (GDR)                   22,000          184,250
                                                             ------------
                                                               2,041,450

INDONESIA-10.4%
PT HM Sampoerna                                 219,000        2,035,526
PT Indosat                                      348,000        1,053,278
PT Semen Cibinong                                15,000           32,843
PT Semen Gresik                                  14,000           40,270
PT Telekomunikasi
  Indonesia (ADR)                               496,500          740,711
  Series B                                       10,000          300,000
                                                             ------------
                                                               4,202,628

JAPAN-16.5%
Amano Corp.                                       5,000           59,765
Asahi Glass Co., Ltd.                            11,000          116,013
Bank Of Tokyo-Mitsubishi                          8,200          167,200
Canon, Inc.                                      10,000          191,598
Chiba Bank, Ltd.                                  2,000           15,047
Dai Nippon Printing Co. Ltd.                      4,000           67,499
Daifuku Co., Ltd.                                 4,000           49,218
Daito Trust Construction Co. Ltd.                 7,300           92,389
Daiwa Securities Co., Ltd.                        3,000           32,431
DDI Corp.                                            84          631,218
East Japan Railway Co.                               20           91,932
Eisai Co., Ltd.                                   4,200           75,303
Fuji Photo Film                                   1,000           28,740
Furakawa Co., Ltd.                               11,000           47,952
Hirose Electric                                   4,000          237,652
Honda Motor Co.                                   3,000           71,717
House Foods Industry                              1,000           17,314
Hoya Corp.                                        6,000          197,223
Ishikawajima-Harima Heavy Industries              8,000           36,913
Japan Securities Finance                         16,000          213,746
Japan Tobacco, Inc.                                  11           77,729
Kamigumi Co., Ltd.                                5,000           38,671
Kandenko Co., Ltd.                                4,200           45,404
Kao Corp.                                         8,000           94,217
Kirin Brewery Co., Ltd.                           4,000           41,132
Kokuyo                                            3,000           74,354
Kuraray Co., Ltd.                                 7,000           67,674
Kyocera Corp.                                     6,000          396,027
Mabuchi Motor Co.                                 1,000           50,976
Maeda Road Construction                           1,000           14,414
Matsushita Electric Industrial Co.                9,000          143,962
Matsushita Electric Works                         6,000           58,007


6



                                        ALLIANCE ALL-ASIA INVESTMENT FUND, INC.
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
Mitsubishi Heavy Industries, Ltd.                 7,000      $    53,832
Mitsubishi Materials Corp.                        4,000           17,789
Mitsubishi Oil Co.                                6,000           44,243
Mitsui Marine & Fire Insurance Co.               10,000           65,038
Mitsui Trust & Banking                           18,000          174,020
National House Industrial                         3,000           43,241
NGK Insulators                                    2,000           20,214
Nikko Securities Co.                              5,000           47,899
Nippon Express Co., Ltd.                          6,000           48,778
Nippon Light Metal Co.                            6,000           28,898
Nippon Steel Co.                                 13,000           37,933
Nisshin Steel Co., Ltd.                          25,000           77,342
NKK Corp. (a)                                    18,000           45,245
Nomura Securities Co., Ltd.                       5,000           82,616
Osaka Gas Co.                                    12,000           37,124
Rohm Co.                                          4,000          237,300
Sankyo Co., Ltd.                                  1,000           24,785
Santen Pharmaceutical Co.                         1,000           21,181
Seven-Eleven Japan                                4,200          244,366
Shimano, Inc.                                     3,000           52,733
Shimizu Corp.                                     5,000           45,263
Shiseido Co., Ltd.                                5,000           58,446
Sony Music Entertainment Inc.                     2,000           77,166
Sumitomo Electric Industries                      4,000           52,733
Sumitomo Marine & Fire Insurance Co.              6,000           43,030
Sumitomo Realty and Development                   7,000           50,940
Sumitomo Rubber Industries                        4,000           28,335
Taisho Pharmaceutical                             2,000           39,726
Takeda Chemical Industries                        2,000           34,277
TDK Corp.                                         5,000          293,549
Toagosei Co., Ltd.                                3,000           12,867
Tokai Bank                                        5,000           58,007
Tokyo Electric Power Co.                          3,010           69,046
Tokyo Gas Co., Ltd.                              25,000           78,001
Tokyo Steel Mfg. Co.                             11,000          170,153
Toyo Kanetsu                                      3,000           12,234
Toyota Motor Corp.                                8,000          189,137
UBE Industries, Ltd.                              4,000           12,937
Ushio, Inc.                                       7,000           73,211
Yakult Honsha                                     3,000           37,441
Yamanouchi Pharmaceutical                         8,000          162,419
Yamatake Honeywell                                4,000           67,147
Yamazaki Baking Co., Ltd.                         2,000           31,816
                                                             ------------
                                                               6,645,895

MALAYSIA-16.2%
AMMB Holdings Berhad                            142,000          961,092
Berjaya Sports Toto                             391,000        1,470,216
Commerce Asset Holdings Berhad                  100,000          653,077
Magnum Corp. Berhad                             826,000        1,425,434
Malakoff Berhad                                  90,000          406,095
Malayan Banking Berhad                           20,000          197,902
Resorts World Berhad                            248,000        1,423,313
                                                             ------------
                                                               6,537,129

NEW ZEALAND-1.9%
Air New Zealand, Ltd. Cl. B                       2,000            4,881
Fletcher Challenge, Ltd.                         29,000           48,418
Lion Nathan, Ltd.                               138,000          356,343
Telecom Corp. of New Zealand                     65,000          337,984
                                                             ------------
                                                                 747,626

PHILIPPINES-6.7%
Alson's Cement Corp.                            163,000           62,024
International Container Terminal Svcs., Inc.     26,250           17,230
Manila Electric Co. Series B                     78,000          572,831
Metropolitan Bank & Trust Co.                    23,750          524,163
Philippine Commercial International Bank         57,000          737,443
Philipino Telephone Corp. (a)                   901,000          797,118
                                                             ------------
                                                               2,710,809


7



PORTFOLIO OF INVESTMENTS (CONTINUED)    ALLIANCE ALL-ASIA INVESTMENT FUND, INC.
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
SINGAPORE-2.3%
Overseas-Chinese Banking Corp., Ltd.                500      $     5,714
Singapore Press Holdings Ltd.                    56,600          940,119
                                                             ------------
                                                                 945,833

SOUTH KOREA-10.7%
Hyundai Motor (GDR)                               1,000           11,250
Korea Electric Power (ADR)                      101,000        1,818,000
Korea Mobile Telecom Corp. (ADR)                174,000        2,175,000
Korean Air Lines                                  5,000           93,192
Pohang Iron & Steel Co. (ADR)                     8,000          166,000
Shinhan Bank                                      2,740           44,105
                                                             ------------
                                                               4,307,547

TAIWAN-0.3%
Advanced Semi-Conductor Engineering
  (GDR) (a) (b)                                  14,400          102,960

THAILAND-11.0%
Bangkok Bank Co., Ltd.                          115,000        1,226,907
Bank Of Ayudhya                                 120,000          343,597
Phatra Thanakit Co., Ltd.                        72,000          266,876
The Thai Farmers Bank, Ltd.                     176,000        1,346,146
Total Access Communication Plc. (b)             183,000        1,262,700
                                                             ------------
                                                               4,446,226


                                               UNITS OR
                                              PRINCIPAL
                                                AMOUNT
COMPANY                                          (000)      U.S. $ VALUE
-------------------------------------------------------------------------
Total Common Stocks
  (cost $41,811,244)                                         $39,938,825

CONVERTIBLE DEBT OBLIGATION-0.3%
JAPAN-0.3%
Sumitomo Bank International
  0.75%, 05/31/01
  (cost $109,886)                              Y 12,000          115,750

RIGHTS-0.0%
NEW ZEALAND-0.0%
Air New Zealand Rts. 11/15/96 (a)
  (cost $623)                                       545              567

WARRANTS-0.0%
HONG KONG-0.0%
Hysan Development Wts. 4/30/98 (a)                  550              265

THAILAND-0.0%
The Thai Farmers Bank, Ltd. Wts. 9/15/02 (a)      9,500            9,316
Total Warrants
  (cost $9,409)                                                    9,581

TOTAL INVESTMENTS-99.4%
  (cost $41,931,162)                                          40,064,723
Other assets less liabilities-0.6%                               258,136

NET ASSETS-100%                                              $40,322,859


(a)  Non-income producing security.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 1996, these securities amounted to $2,454,860 or 6.1% of net assets.

     Glossary of Terms:
     ADR - American Depository Receipt.
     GDR - Global Depository Receipt.

     See notes to financial statements.


8



STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1996                        ALLIANCE ALL-ASIA INVESTMENT FUND, INC.
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $41,931,162)           $40,064,723
  Receivable for investment securities sold                          1,283,422
  Receivable for capital stock sold                                    161,037
  Deferred organization expenses                                       124,256
  Dividends and interest receivable                                     81,456
  Total assets                                                      41,714,894

LIABILITIES
  Due to custodian                                                      58,848
  Payable for investment securities purchased                          922,656
  Payable for capital stock redeemed                                   141,431
  Advisory fee payable                                                  30,652
  Distribution fee payable                                              28,184
  Accrued expenses                                                     210,264
  Total liabilities                                                  1,392,035

NET ASSETS                                                         $40,322,859

COMPOSITION OF NET ASSETS
  Capital stock, at par                                            $     3,685
  Additional paid-in capital                                        41,075,668
  Accumulated net investment loss                                       (4,102)
  Accumulated net realized gain on investments and foreign
    currency transactions                                            1,114,906
  Net unrealized depreciation of investments and foreign
    currency denominated assets and liabilities                     (1,867,298)
                                                                   $40,322,859

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share ($12,284,371/
    1,113,189 shares of capital stock issued and outstanding)           $11.04
  Sales charge--4.25% of public offering price                             .49
  Maximum offering price                                                $11.53

  CLASS B SHARES
  Net asset value and offering price per share ($23,783,464/
    2,181,843 shares of capital stock issued and outstanding)           $10.90

  CLASS C SHARES
  Net asset value and offering price per share ($4,227,718/
    387,645 shares of capital stock issued and outstanding)             $10.91

  ADVISOR CLASS SHARES
  Net asset value, redemption and offering price per share($27,306
    /2,474 shares of capital stock issued and outstanding)              $11.04


See notes to financial statements.


9



STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1996             ALLIANCE ALL-ASIA INVESTMENT FUND, INC.
_______________________________________________________________________________

INVESTMENT INCOME
  Dividends(net of foreign taxes withheld of $61,882)  $  389,977
  Interest                                                 81,818   $  471,795

EXPENSES
  Advisory fee                                            290,315
  Distribution fee - Class A                               27,109
  Distribution fee - Class B                              172,838
  Distribution fee - Class C                               27,114
  Custodian                                               272,197
  Audit and legal                                          93,830
  Transfer agency                                          90,951
  Registration                                             48,831
  Administrative                                           43,547
  Amortization of organization expenses                    41,156
  Directors' fees                                          37,567
  Printing                                                 26,150
  Miscellaneous                                            18,299
  Total expenses                                        1,189,904
  Less expenses waived by Adviser (see Note B)            (71,729)
  Net expenses                                                       1,118,175
  Net investment loss                                                 (646,380)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
  Net realized gain on investment transactions                       1,748,928
  Net realized gain on foreign currency transactions                    28,180
  Net change in unrealized appreciation of:
    Investments                                                     (1,885,558)
    Foreign currency denominated assets and liabilities                 (4,359)
  Net loss on investments and foreign currency transactions           (112,809)

NET DECREASE IN NET ASSETS FROM OPERATIONS                          $ (759,189)


See notes to financial statements.


10



STATEMENT OF CHANGES IN NET ASSETS      ALLIANCE ALL-ASIA INVESTMENT FUND, INC.
_______________________________________________________________________________

                                                      YEAR ENDED  NOV. 28,1994*
                                                      OCTOBER 31,           TO
                                                            1996  OCT. 31,1995

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment loss                                $  (646,380)   $ (123,468)
  Net realized gain on investments and foreign
    currency transactions                              1,777,108       184,401
  Net change in unrealized appreciation of
    investments and foreign currency denominated
    assets and liabilities                            (1,889,917)       22,619
  Net increase (decrease) in net assets from
    operations                                          (759,189)       83,552

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gain on investments
    Class A                                              (21,900)           -0-
    Class B                                              (46,814)           -0-
    Class C                                               (5,445)           -0-

CAPITAL STOCK TRANSACTIONS
  Net increase                                        32,518,713     8,451,942
  Total increase                                      31,685,365     8,535,494

NET ASSETS
  Beginning of period                                  8,637,494       102,000
  End of period (including undistributed net
    investment income of $68,726 at October 31,1995) $40,322,859    $8,637,494


*  Commencement of operations

   See notes to financial statements.


11



NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1996                        ALLIANCE ALL-ASIA INVESTMENT FUND, INC.
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance All-Asia Investment Fund, Inc. (the "Fund"), was organized as a Maryland corporation on September 21, 1994 and is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. On April 15, 1996 the Board of Directors approved the creation of the fourth class of shares, Advisor Class shares. The Fund had no operations other than the sale to Alliance Capital Management L.P. (the "Adviser") of 10,000 shares of Class A common stock and 100 shares each of Class B and Class C shares of common stock for the aggregate amount of $102,000 on October 18, 1994. Class A, Class B and Class C shares commenced operations on November 28, 1994. The Fund offers Class A, Class B, Class C and Advisor Class shares. Distribution of Advisor Class shares commenced on October 2, 1996. Class A shares are sold with an initial sales charge of up to 4.25%. Class B shares are sold with a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares purchased on or after July 1, 1996 are subject to a contingent deferred sales charge of 1.00% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered solely to investors participating in fee-based programs. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The following is a summary of significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Portfolio securities traded on a national securities exchange for which market quotations are readily available are valued at the last quoted sales price on that exchange prior to the time when assets are valued. Securities listed or traded on certain foreign exchanges whose operations are similar to the U.S. over-the-counter market are valued at the price within the limits of the latest available current bid and asked price deemed best to reflect fair value. Securities which mature in 60 days or less are valued at amortized cost, which approximates market value, unless this method does not represent fair value. Securities for which market quotations are not readily available and restricted securities are valued in good faith at fair value using methods determined by the Board of Directors. In determining fair value, consideration is given to cost, operating and other financial data.

2. ORGANIZATION EXPENSES
Organization expenses of approximately $201,500 have been deferred and are being amortized on a straight-line basis through October, 1999.

3. CURRENCY TRANSLATION
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar.

Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

Net realized gain on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of securities and foreign currency contracts, the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign security transactions, and the difference between the amounts of dividends, interest and foreign taxes receivable recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities.

4. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to shareholders. Therefore, no provisions for federal income or excise taxes are required.


12



                                        ALLIANCE ALL-ASIA INVESTMENT FUND, INC.
_______________________________________________________________________________

5. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts on short-term securities as adjustments to interest income.

6. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with income tax regulations.

7. RECLASSIFICATION OF NET ASSETS
As of October 31, 1996, the Fund reclassified certain components of net assets. The reclassification resulted in a net increase to additional paid-in capital of $6,698 and a net decrease to accumulated net investment loss and accumulated net realized gain on investments and foreign currency transactions of $573,552 and $580,250 respectively. These reclassifications were the result of permanent book and tax differences, primarily resulting from foreign currency gains. Net assets were not affected by this change.

NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under an investment advisory agreement, the Fund pays Alliance Capital Management, L.P. ("the Adviser"), a fee at an annual rate of 1% of the Fund's average daily net assets. Such fee is accrued daily and paid monthly. The Adviser has agreed, under the terms of the advisory agreement, to reimburse the Fund to the extent that its aggregate expenses (exclusive of interest, taxes, brokerage, distribution fees, foreign custody fees, extraordinary expenses and certain other expenses) exceed the limits prescribed by any state in which the Fund's shares are qualified for sale. At October 31, 1996 the Adviser has voluntarily agreed to waive a portion of its Advisory fees. Such waiver amounted to $71,729 for the year ended October 31, 1996.

Under the terms of an Administrative Agreement, the Fund pays Alliance Capital Management, L.P. (the "Administrator"), a monthly fee equal to the annualized rate of .15 of 1% of the Fund's average daily net assets. Such compensation amounted to $43,547 for the year ended October 31, 1996.

The Administrator provides administrative functions to the Fund as well as other clerical services. The Administrator also prepares financial and regulatory reports for the Fund.

The Fund compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $57,729 for the year ended October 31, 1996.

Alliance Fund Distributors, Inc. (a wholly-owned subsidiary of the Adviser) serves as the Distributor of the Fund's shares. The Distributor received front-end sales charges of $13,026 from the sale of Class A shares and $9,985 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B shares for the year ended October 31, 1996.

Brokerage commissions paid on securities transactions for the year ended October 31, 1996 amounted to $395,188, of which $4,181 was paid to a broker utilizing the services of an affiliate of the Adviser.


13



NOTES TO FINANCIAL STATEMENTS
(CONTINUED)                             ALLIANCE ALL-ASIA INVESTMENT FUND, INC.
_______________________________________________________________________________

NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays a distribution fee to the Distributor at an annual rate of up to .30 of 1% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There is no distribution fee on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $1,402,190 and $93,183 for Class B and Class C shares respectively. Such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs, incurred by the Distributor, beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term and U.S. Government obligations) aggregated $50,500,866 and $18,095,395, respectively, for the year ended October 31, 1996. There were no purchases or sales of U.S. government or government agency obligations for the year ended October 31, 1996.
At October 31, 1996, the cost of securities for federal income tax purposes was $41,981,024. Gross unrealized appreciation of investments was $1,887,090 and gross unrealized depreciation of investments was $3,803,391 resulting in net unrealized depreciation of ($1,916,301).

FORWARD EXCHANGE CURRENCY CONTRACT
The Fund enters into forward exchange currency contracts for investment purposes and to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain firm purchase and sale commitments denominated in foreign currencies. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency transactions.

Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Fund.

The Fund's custodian will place and maintain cash not available for investment or other liquid high quality debt securities in a separate account of the Fund having a value equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. There were no forward exchange currency contracts outstanding at October 31, 1996.


14



                                        ALLIANCE ALL-ASIA INVESTMENT FUND, INC.
_______________________________________________________________________________

NOTE E: CAPITAL STOCK
There are 12,000,000,000 shares of $0.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class. Each class consists of 3,000,000,000 authorized shares.
Transactions in capital stock were as follows:

                               SHARES                         AMOUNT
                     ---------------------------  -----------------------------
                      YEAR ENDED   NOV. 28,1994*   YEAR ENDED    NOV. 28,1994*
                      OCTOBER 31,        TO        OCTOBER 31,         TO
                         1996      OCT. 31,1995       1996        OCT. 31,1995
                     ------------  -------------  -------------  --------------
Shares sold            1,333,932       517,977    $ 15,498,925     $ 5,445,327
Shares issued in
  reinvestment of
  distributions            1,703            -0-         18,287              -0-
Shares converted
  from Class B            19,434            -0-        233,351              -0-
Shares redeemed         (516,471)     (253,386)     (5,861,457)     (2,728,474)
Net increase             838,598       264,591    $  9,655,755     $ 2,716,853

CLASS B
Shares sold            2,645,348       594,882    $ 30,130,477     $ 6,165,639
Shares issued in
  reinvestment of
  distributions            3,362            -0-         35,910              -0-
Shares converted
  to Class A             (19,621)           -0-       (233,415)             -0-
Shares redeemed         (944,132)      (98,096)    (10,813,924)     (1,034,923)
Net increase           1,684,957       496,786    $ 19,119,048     $ 5,130,716

CLASS C
Shares sold              679,693        82,858    $  7,727,714     $   865,593
Shares issued in
  reinvestment of
  distributions              481            -0-          5,146              -0-
Shares redeemed         (349,835)      (25,652)     (4,016,334)       (261,220)
Net increase             330,339        57,206    $  3,716,526     $   604,373


                     OCT. 1,1996**                OCT. 1,1996**
                           TO                            TO
                     OCT. 31,1996                 OCT. 31,1996
                     -------------                -------------
ADVISOR CLASS
Shares sold                2,474                  $     27,384
Shares issued in
  reinvestment of
  distributions               -0-                           -0-
Shares redeemed               -0-                           -0-
Net increase               2,474                  $     27,384


*    Commencement of operations
**   Commencement of distribution


15



FINANCIAL HIGHLIGHTS                    ALLIANCE ALL-ASIA INVESTMENT FUND, INC.
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                               CLASS A
                                                    ---------------------------
                                                    YEAR ENDED  NOV. 28,1994(A)
                                                    OCTOBER 31,         TO
                                                        1996     OCT. 31, 1995
                                                    ----------- ---------------
Net asset value, beginning of period                 $10.45        $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment loss(b)                                 (.21)(c)      (.19)(c)
Net realized and unrealized gain on investments         .88           .64
Net increase in net asset value from operations         .67           .45

LESS: DISTRIBUTIONS
Distributions from net realized gains on
  investments and foreign currency transactions        (.08)           -0-
Net asset value, end of period                       $11.04        $10.45

TOTAL RETURN
Total investment return based on net asset value(d)    6.43%         4.50%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)           $12,284        $2,870
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements              3.37%         4.42%(e)
  Expenses, before waivers/reimbursements              3.61%        10.57%(e)
  Net investment loss, net of waivers/
    reimbursements                                   (1.75)%        (1.87)%(e)
Portfolio turnover rate                                  66%           90%
Average commission rate paid(g)                      $.0280            --


See footnote summary on page 19.


16



                                        ALLIANCE ALL-ASIA INVESTMENT FUND, INC.
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                               CLASS B
                                                    ---------------------------
                                                    YEAR ENDED  NOV. 28,1994(A)
                                                    OCTOBER 31,        TO
                                                       1996      OCT. 31,1995
                                                    ----------- ---------------
Net asset value, beginning of period                 $10.41        $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment loss(b)                                 (.28)(c)      (.25)(c)
Net realized and unrealized gain on investments         .85           .66
Net increase in net asset value from operations         .57           .41

LESS: DISTRIBUTIONS
Distributions from net realized gains on
  investments and foreign currency transactions        (.08)           -0-
Net asset value, end of period                       $10.90        $10.41

TOTAL RETURN
Total investment return based on net asset value(d)    5.49%         4.10%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)           $23,784        $5,170
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements              4.07%         5.20%(e)
  Expenses, before waivers/reimbursements              4.33%        11.32%(e)
  Net investment loss, net of waivers/
    reimbursements                                    (2.44)%       (2.64)%(e)
Portfolio turnover rate                                  66%           90%
Average commission rate paid(g)                      $.0280            --


See footnote summary on page 19.


17



FINANCIAL HIGHLIGHTS (CONTINUED)        ALLIANCE ALL-ASIA INVESTMENT FUND, INC.
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                CLASS C
                                                    ---------------------------
                                                    YEAR ENDED  NOV. 28,1994(A)
                                                    OCTOBER 31,        TO
                                                       1996      OCT. 31,1995
                                                    ----------- ---------------
Net asset value, beginning of period                 $10.41        $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment loss(b)                                 (.28)(c)      (.35)(c)
Net realized and unrealized gain on investments         .86           .76
Net increase in net asset value from operations         .58           .41

LESS: DISTRIBUTIONS
Distributions from net realized gains on
  investments and foreign currency transactions        (.08)           -0-
Net asset value, end of period                       $10.91        $10.41

TOTAL RETURN
Total investment return based on net asset value(d)    5.59%         4.10%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)            $4,228          $597
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements              4.07%         5.84%(e)
  Expenses, before waivers/reimbursements              4.30%        11.38%(e)
  Net investment loss, net of waivers/
    reimbursements                                    (2.42)%       (3.41)%(e)
Portfolio turnover rate                                  66%           90%
Average commission rate paid(g)                      $.0280            --


See footnote summary on page 19.


18



                                        ALLIANCE ALL-ASIA INVESTMENT FUND, INC.
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                ADVISOR CLASS
                                                             ------------------
                                                             OCTOBER 2, 1996(F)
                                                                      TO
                                                              OCTOBER 31, 1996
                                                             ------------------
Net asset value, beginning of period                                $11.65

INCOME FROM INVESTMENT OPERATIONS
Net investment loss(b)                                                  -0-(c)
Net realized and unrealized loss on investments                       (.61)
Net decrease in net asset value from operations                       (.61)

LESS: DISTRIBUTIONS
Distributions from net realized gains on investments
  and foreign currency transactions                                     -0-
Net asset value, end of period                                      $11.04

TOTAL RETURN
Total investment return based on net asset value(d)                  (5.24)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $27
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements                             4.97%(e)
  Expenses, before waivers/reimbursements                             5.54%(e)
  Net investment income, net of waivers/reimbursements                1.63%(e)
Portfolio turnover rate                                                 66%
Average commission rate paid(g)                                     $.0280


(a)  Commencement of operations.

(b)  Based on average shares outstanding.

(c)  Net of expenses waived by the Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(e)  Annualized.

(f)  Commencement of distribution.

(g) For fiscal years beginning on or after September 1, 1995, a fund is required to disclosure its average commission rate per share for trades on which commissions are charged.


19



REPORT OF ERNST & YOUNG LLP
INDEPENDENT AUDITORS                    ALLIANCE ALL-ASIA INVESTMENT FUND, INC.
_______________________________________________________________________________

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
ALLIANCE ALL-ASIA INVESTMENT FUND, INC.

We have audited the accompanying statement of assets and liabilities of Alliance All-Asia Investment Fund, Inc. (the "Fund"), including the portfolio of investments, as of October 31, 1996, and the related statement of operations for the year ended, and the statement of changes in net assets and financial highlights for the year ended October 31, 1996 and for the period from November 28, 1994 (commencement of operations) to October 21, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Alliance All-Asia Investment Fund, Inc. at October 31, 1996, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for the year ended October 31, 1996 and for the period from November 28, 1994 to October 31, 1995 in conformity with generally accepted accounting principles.


ERNST & YOUNG LLP
New York, New York,
December 12, 1996


20



                                        ALLIANCE ALL-ASIA INVESTMENT FUND, INC.
_______________________________________________________________________________

DIRECTORS
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
DAVID H. DIEVLER (1)
JOHN H. DOBKIN (1)
W.H. HENDERSON (1)
STIG HOST (1)
RICHARD M. LILLY (1)
ALAN STOGA (1)
ROBERT C. WHITE (1)

OFFICERS
A. RAMA KRISHNA, SENIOR VICE PRESIDENT
KARAN TREHAN, SENIOR VICE PRESIDENT
THOMAS J. BARDONG, VICE PRESIDENT
NICHOLAS E. CROSSLAND, VICE PRESIDENT
KELLY A. MORGAN, VICE PRESIDENT
DANIEL V. PANKER, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
DOMENICK PUGLIESE, ASSISTANT SECRETARY
MARK D. GERSTEN, TREASURER AND CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER
PHYLLIS CLARKE, ASSISTANT CONTROLLER

CUSTODIAN
BROWN BROTHERS HARRIMAN & CO.
40 Water Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY10004

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
787 Seventh Avenue
New York, NY10019

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free 1-(800)-221-5672


(1)  Members of the Audit Committee.


21



THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________

FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term Multi-Market Trust
Alliance Short-Term U.S. Government Fund
Alliance World Income Trust

TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Small Cap Fund
Alliance Growth Fund
Alliance Premier Growth Fund

GROWTH & INCOME
Alliance Strategic Balanced Fund
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Income Builder Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance International Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
Alliance Global Environment Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
ACM Institutional Reserves
    Government Portfolio
    Prime Portfolio
    Tax-Free Portfolio
    Trust Portfolio
Alliance Capital Reserves
Alliance Government Reserves
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    Government Portfolio
    General Municipal Portfolio


22



ALLIANCE ALL-ASIA INVESTMENT FUND
1345 Avenue of the Americas
New York, NY  10105
(800) 221-5672

ALLIANCE CAPITAL
INVESTING WITHOUT THE MYSTERY

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

AAIAR